Annual Total Returns[BarChart] - Transamerica JPMorgan Core Bond VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.53%	4.98%	(1.84%)	5.33%	0.61%	2.39%	3.66%	0.08%	8.53%	7.46%